Note 4 - Transactions With Related Parties (Details Textual) € in Thousands			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Mar. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Jan. 01, 2018
Management fees, related parties					$ 28,917,000		$ 28,641,000		$ 27,480,000
Voyage Expenses Related Parties					11,252,000		12,163,000		11,881,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel				$ 1,020.00	1,020.00
Management Fee Per Day, Per Vessel Under Bareboat Charter				510	510
Construction Supervisory Fee					$ 840,000
Commission Charged on Charter Hire Agreements					1.25%	1.25%
Quarterly Fee to Related Parties					$ 667,000
Quarterly Fee to Related Parties, Shares (in shares) | shares					149,600	149,600
Management fees, related parties					$ 22,148,000		22,779,000		25,447,000
Amounts Paid to Third Party Managers					5,689,000		6,321,000		8,821,000
Voyage Expenses Related Parties					10,700,000		10,490,000		10,062,000
Fair Value of Shares Issued to Manager					$ 6,979,000		8,427,000		5,850,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares					598,400,000	598,400,000
Working Capital Security				2,520,000	$ 2,520,000		2,325,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security				2,025,000	2,025,000		1,950,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security							375,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End					2,667,000		2,667,000		2,667,000
Other Third-party Managers [Member] | Maximum [Member]
Working Capital Security Per Vessel				75,000	75,000
Other Third-party Managers [Member] | Minimum [Member]
Working Capital Security Per Vessel				50,000	50,000
Costamare Shipping [Member]
Accounts Receivable, after Allowance for Credit Loss				2,513,000	2,513,000		286,000
Accounts Payable, Current				387,000	387,000		133,000
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Voyage Expenses Related Parties					760,000		722,000		700,000
Percentage Ownership											50.00%
Annual Fee to Related Parties | €						€ 9,413		€ 9,413		€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €						€ 1,281		€ 1,281		€ 1,281
Vessels Under Time Charter	4
Daily Brokerage Commission on Time Charter	$ 165
Blue Net Asia Pte., Ltd. ("BNA") (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements		1.25%
Voyage Expenses Related Parties					430,000		741,000		691,000
Percentage Ownership		50.00%
Vessels Under Time Charter		5
Commission Charged on Charter Hire Agreements, Value				0	0
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Accounts Payable, Current				0	0		0
Related Party Transaction, Amounts of Transaction					0		31,000		25,000
Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Subsidiary, Ownership Percentage, Parent			51.00%
Neptune Global Finance Ltd. ("NGF") [Member] | Neptune Maritime Leasing Limited ("NML") [Member]
Management fees, related parties					3,484,000		3,253,000		$ 2,033,000
Accounts Receivable, after Allowance for Credit Loss				935,000	935,000		806,000
Fee Percentage on Contributed Capital Invested			1.50%
Fee Percentage on Committed Capital to be Invested			0.80%
Coupon Payable to Minority Interest				850,000
Neptune Maritime Leasing Limited ("NML") [Member] | Neptune Global Finance Ltd. ("NGF") [Member]
Fee Percentage on Contributed Capital Invested			51.00%
Subsidiary, Ownership Percentage, Noncontrolling Owner			49.00%
Neptune Maritime Leasing Limited ("NML") [Member] | Backend Fee [Member]
Related Party Transaction, Amounts of Transaction					4,500,000
Codrus [Member] | Financial And Strategic Advice [Member]
Accounts Receivable, after Allowance for Credit Loss				0	0		0
Annual Fee to Related Parties			$ 250,000
Navilands [Member] | Asset Management Arrangement [Member]
Management fees, related parties					3,285,000		2,609,000
Working Capital Security				1,125,000	1,125,000		1,125,000
Working Capital Security Per Vessel				75,000	75,000
Accounts Receivable, after Allowance for Credit Loss				$ 2,539,000	$ 2,539,000		$ 1,667,000
Costamare Bulkers' Subsidiaries [Member] | Acquisition by Third Parties [Member]
Sale Leaseback Transaction, Lease Term (Year)					5 years	5 years
Number of Handysize Bulkers Sold				4	4